Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,	December 31,
	2021	2020
Ore on leach pad	$5,488,902	$6,583,986
Carbon column in process	119,461	133,640
Finished goods	146,251	129,391
	5,754,614	6,847,017
Less long-term portion	(1,081,425)	(1,505,020)
Total	$4,673,189	$5,341,997